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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21371

                                   Janus Adviser
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    2/28

Date of reporting period:   11/30/2004

Item 1. Schedule of Investments.
---------------------------------
FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 86.0%
Apparel Manufacturers - 1.2%
      25,200     Liz Claiborne, Inc.                             $    1,034,964
Beverages - Wine and Spirits - 3.4%
      50,600     Diageo PLC (ADR)                                     2,850,804
Fiduciary Banks - 3.4%
      64,500     State Street Corp.                                   2,874,120
Finance - Credit Card - 2.4%
      36,700     American Express Co.                                 2,044,557
Finance - Mortgage Loan Banker - 12.0%
      68,774     Fannie Mae                                           4,724,774
      77,100     Freddie Mac                                          5,262,846
                                                                      9,987,620
Food - Diversified - 4.1%
      20,200     General Mills, Inc.                                    918,898
      38,600     Nestle S.A. (ADR)                                    2,478,120
                                                                      3,397,018
Instruments - Controls - 1.2%
      32,300     Watts Water Technologies, Inc. - Class A               989,349
Medical - Hospitals - 7.4%
      51,200     HCA, Inc.                                            2,018,304
      94,800     Health Management Associates, Inc. - Class A         2,094,132
      46,500     Universal Health Services, Inc. - Class B            2,116,680
                                                                      6,229,116
Motorcycle and Motor Scooter Manufacturing - 1.7%
      24,600     Harley-Davidson, Inc.                                1,422,372
Multi-Line Insurance - 10.2%
      63,700     American International Group, Inc.                   4,035,394
      80,967     Cincinnati Financial Corp.                           3,627,322
      33,837     Old Republic International Corp.                       845,587
                                                                      8,508,303
Property and Casualty Insurance - 5.2%
      30,600     Chubb Corp.                                          2,332,026
       6,290     Markel Corp.*                                        2,025,380
                                                                      4,357,406
Radio - 1.7%
      27,300     Entercom Communications Corp.*                         983,346
      27,600     Saga Communications, Inc. - Class A*                   468,924
                                                                      1,452,270
Reinsurance - 13.5%
         134     Berkshire Hathaway, Inc. - Class A*                 11,215,800
Retail - Discount - 3.3%
     115,900     TJX Companies, Inc.                                  2,728,286
Retail - Jewelry - 1.4%
      39,200     Tiffany & Co.                                        1,199,520
Savings/Loan/Thrifts - 3.7%
      26,000     Golden West Financial Corp.                          3,100,240
Super-Regional Banks - 8.5%
      86,000     Fifth Third Bancorp                                  4,330,960
      45,400     Wells Fargo & Co.                                    2,804,358
                                                                      7,135,318
Textile-Home Furnishings - 1.7%
      16,450     Mohawk Industries, Inc.*                             1,442,665
--------------------------------------------------------------------------------
Total Common Stock (cost $62,688,288)                                71,969,728
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 14.0%
                 Federal Home Loan Bank System
$ 11,700,000       1.93%, 12/1/04 (amortized cost $11,700,000)       11,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $74,388,288) - 100%                   $83,669,728


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                         November 30, 2004 (unaudited)

Country                                 Value         % of Investment Securities
--------------------------------------------------------------------------------
Switzerland                       $     2,478,120                  3.0%
United Kingdom                          2,850,804                  3.4
United States++                        78,340,804                 93.6
--------------------------------------------------------------------------------
Total                             $    83,669,728                100.0%
                                  ===============               ======

++ Includes Short-Term Securities and Other Securities (79.6% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR   American Depositary Receipt

PLC   Public Limited Company

*     Non-income-producing security.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------

Common Stock - 89.0%
Athletic Footwear - 1.6%
       3,200     Puma A.G. Rudolf Dassler Sport                  $      885,888
Automotive - Cars and Light Trucks - 1.8%
      26,400     Toyota Motor Corp.                                     991,332
Beverages - Non-Alcoholic - 1.2%
         890     Lotte Chilsung Beverage Company, Ltd.                  690,949
Beverages - Wine and Spirits - 3.1%
     122,641     Diageo PLC                                           1,716,012
Building - Residential and Commercial - 1.9%
     108,376     Barratt Developments PLC                             1,063,769
Commercial Banks - 13.3%
     112,871     Anglo Irish Bank Corporation PLC                     2,557,682
       6,633     Banco Itau Holdings Financeira S.A.                    863,241
      18,833     Banco Popular Espanol S.A.                           1,187,419
      11,100     BNP Paribas S.A.                                       771,550
      19,500     HDFC Bank, Ltd. (ADR)                                  799,500
      40,591     Royal Bank of Scotland Group PLC                     1,247,640
                                                                      7,427,032
Commercial Services - 0.9%
     402,000     Singapore Airport Terminal Services, Ltd.              486,320
Cosmetics and Toiletries - 2.7%
       4,360     Amorepacific Corp.                                     844,139
      27,000     Kao Corp.                                              651,394
                                                                      1,495,533
Distribution/Wholesale - 0.8%
      83,500     Esprit Holdings, Ltd.                                  459,597
Diversified Operations - 4.1%
      63,400     Remgro, Ltd.                                           962,387
      45,000     Wesfarmers, Ltd.                                     1,333,767
                                                                      2,296,154
Diversified Operations-Commercial Services - 1.5%
      96,798     Bunzl PLC                                              826,155
Electric - Transmission - 2.4%
      70,000     Red Electrica de Espana                              1,353,632
Finance - Investment Bankers/Brokers - 2.9%
      47,400     Macquarie Bank, Ltd.                                 1,617,107
Finance - Mortgage Loan Banker - 1.4%
      99,500     Kensington Group PLC                                   800,717
Food - Confectionary - 2.2%
         590     Lindt & Spruengli A.G.                                 780,859
         700     Lotte Confectionery Company, Ltd.                      427,945
                                                                      1,208,804
Food - Diversified - 4.0%
      80,631     Cadbury Schweppes PLC                                  719,768
       5,890     Nestle S.A.                                          1,514,039
                                                                      2,233,807
Food - Retail - 8.9%
       5,200     Colruyt S.A.                                           825,177
     440,892     Tesco PLC                                            2,540,934
     135,200     William Morrison Supermarkets PLC                      581,477
      88,329     Woolworths, Ltd.                                     1,028,013
                                                                      4,975,601
Gambling-Non Hotel - 1.4%
      59,248     TABCORP Holdings, Ltd.                                 775,520
Gas - Distribution - 3.6%
     146,700     Enagas                                               2,010,150
Investment Companies - 1.7%
     395,900     Macquarie Airports                                     949,179
Mortgage Banks - 3.0%
     122,058     Northern Rock PLC                                    1,691,523
Property and Casualty Insurance - 3.8%
     231,300     Insurance Australia Group, Ltd.                      1,048,075
          77     Millea Holdings, Inc.                                1,086,143
                                                                      2,134,218
Property Trust - 2.1%
      95,200     Westfield Group*                                     1,163,380
Publishing - Newspapers - 2.4%
     136,300     Johnston Press PLC                                   1,353,490
Real Estate Management/Services - 1.4%
      17,800     Daito Trust Construction Company, Ltd.                 806,926
Retail - Jewelry - 1.6%
     445,555     Signet Group PLC                                       892,132
Soap and Cleaning Preparations - 1.5%
      29,116     Reckitt Benckiser PLC                                  858,759
Television - 1.4%
      29,200     M6 Metropole Television                                756,758
Tobacco - 9.2%
      94,489     British American Tobacco PLC                         1,587,610
      46,312     Imperial Tobacco Group PLC                           1,206,599
      31,200     ITC, Ltd. (GDR)                                        910,728
      21,900     KT&G Corp.                                             697,625
      60,300     Souza Cruz S.A.*                                       769,268
                                                                      5,171,830
Transportation - Services - 1.2%
       3,325     Kuehne & Nagel International A.G.                      687,850
--------------------------------------------------------------------------------
Total Common Stock (cost $39,245,602)                                49,780,124
--------------------------------------------------------------------------------
Preferred Stock - 1.2%
Medical - Hospitals - 1.2%
      12,475     Rhoen-Klinikum A.G. (cost $611,824)                    686,405
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 9.8%
                 Federal Home Loan Bank System
$  5,500,000       1.93%, 12/1/04 (amortized cost $5,500,000)         5,500,000
--------------------------------------------------------------------------------
Total Investments (total cost $45,357,426) - 100%                $   55,966,529
--------------------------------------------------------------------------------


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                         November 30, 2004 (unaudited)

Country                                 Value         % of Investment Securities
--------------------------------------------------------------------------------
Australia                         $     7,915,041                 14.2%
Belgium                                   825,177                  1.5
Bermuda                                   459,597                  0.8
Brazil                                  1,632,509                  2.9
France                                  1,528,308                  2.8
Germany                                 1,572,293                  2.8
India                                   1,710,228                  3.0
Ireland                                 2,557,682                  4.7
Japan                                   3,535,795                  6.3
Singapore                                 486,320                  0.9
South Africa                              962,387                  1.7
South Korea                             2,660,658                  4.7
Spain                                   4,551,201                  8.1
Switzerland                             2,982,748                  5.3
United Kingdom                         17,086,585                 30.5
United States++                         5,500,000                  9.8
--------------------------------------------------------------------------------
      Total                       $    55,966,529                100.0%
                                  ===============               ======

++Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR   American Depositary Receipt.

GDR   Global Depositary Receipt.

PLC   Public Limited Company.

*     Non-income-producing security.

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Focused Value Fund and International Equity Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser (the "Trust").

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (Eastern Time). It is anticipated that sometime during the first calendar quarter of 2005, the conversion to U.S. dollars will use the applicable rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

REPURCHASE AGREEMENTS

Repurchase agreements may be held by the Funds and are fully collateralized. Such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, however, the Fund will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts mutually agreed to by the Funds and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in United States Dollars and 105% of the market value of the loaned securities which are not denominated in United States Dollars.

FUTURES CONTRACTS

The Funds may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

FORWARD CURRENCY TRANSACTIONS

The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at November 30, 2004. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at November 30, 2004, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Funds may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFUND LENDING

Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Funds and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Funds' total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of November 30, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------------------------------------
                                Federal Tax Cost       Unrealized          Unrealized      Net Appreciation/
                                                      Appreciation       (Depreciation)     (Depreciation)
------------------------------------------------------------------------------------------------------------
Focused Value Fund                 $74,388,288         $9,922,965          $(641,525)         $9,281,440
------------------------------------------------------------------------------------------------------------
International Equity Fund           45,357,426         10,823,888           (214,785)         10,609,103
------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The  Funds  may  invest  in  initial  public  offerings  ("IPOs").   The  Fund's
performance  may  be  significantly  affected,   positively  or  negatively,  by
investments in IPOs.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: January 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  January 19, 2005

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  January 19, 2005